Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES INVESTMENT SERIES FUNDS INC
Prospectus Date	rr_ProspectusDate	Jan. 31, 2024
Document Creation Date	dei_DocumentCreationDate	Jan. 25, 2024